Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

(a)           Basis of presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b)           Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIE. All intercompany transactions and balances have been eliminated on consolidation.

The Company evaluates the need to consolidate its VIE of which the Company is the primary beneficiary. In determining whether the Company is the primary beneficiary, the Company considers if the Company (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) The obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. If deemed the primary beneficiary, the Company consolidates the VIE.

Consolidation of Variable Interest Entity

Applicable PRC laws and regulations currently limit foreign ownership of companies that provide delivery services in the PRC. The Company is deemed a foreign legal person under PRC laws and accordingly subsidiaries owned by the Company are ineligible to engage in provisions of delivery services. To provide the Company effective control over its variable interest entity, ZTO Express Co., Ltd. (“ZTO Express”) and receive substantially all of the economic benefits of ZTO Express, the Company’s wholly owned subsidiary, Shanghai Zhongtongji Network Technology Ltd. (“WFOE”) entered into a series of contractual arrangements, described below, with ZTO Express and its individual shareholders.

The agreements that provide the Company effective control over the VIE include:

Voting Rights Proxy Agreements & Irrevocable Powers of Attorney

Under which each shareholder of ZTO Express has executed a power of attorney to grant WFOE the power of attorney to act on his or her behalf on all matters pertaining ZTO Express and to exercise all of his or her rights as a shareholder of ZTO Express, including but not limited to convening, attending and voting at shareholders’ meetings, designating and appointing directors and senior management members. The proxy agreements will remain in effect unless WFOE terminates the agreements by giving a prior written notice or giving its consent to the termination by ZTO Express.

2. Summary of Significant Accounting Policies (Continued)

(b)           Principles of consolidation (continued)

Consolidation of Variable Interest Entity (Continued)

Exclusive Call Option Agreements

Under which the shareholders of ZTO Express granted WFOE or its designated representative(s) an irrevocable and exclusive option to purchase their equity interests in ZTO Express when and to the extent permitted by PRC law. WFOE or its designated representative(s) has sole discretion as to when to exercise such options, either in part or in full. Without WFOE’s written consent, the shareholders of ZTO Express shall not transfer, donate, pledge, or otherwise dispose any equity interests of ZTO Express in any way. The acquisition price for the shares or assets will be the minimum amount of consideration permitted under the PRC law at the time when the option is exercised. The agreements can be early terminated by WFOE, but not by ZTO Express or its shareholders.

Equity Pledge Agreements

Under which the shareholders of ZTO Express pledged all of their equity interests in ZTO Express to WFOE as collateral to secure their obligations under the VIE contractual arrangements. If the shareholders of ZTO Express or ZTO Express breach their respective contractual obligations, WFOE, as pledgee, will be entitled to certain rights, including the right to dispose the pledged equity interests. Pursuant to the agreements, the shareholders of ZTO Express shall not transfer, assign or otherwise create any new encumbrance on their respective equity interest in ZTO Express without prior written consent of WFOE. The equity pledge agreements will remain effective until ZTO Express and its shareholders have completed all of their obligations under the VIE contractual arrangements or discharged all of their obligations under the contractual arrangements.

The agreement that transfers economic benefits to the Company is:

Exclusive Consulting and Services Agreement

Under which ZTO Express engages WFOE as its exclusive technical and operational consultant and under which WFOE agrees to assist in business development and related services necessary to conduct ZTO Express’s operational activities. ZTO Express shall not seek or accept similar services from other providers without the prior written approval of WFOE. ZTO Express agrees to pay WFOE an annual service fee, at an amount equal to 100% of the net income of ZTO Express. The agreements will be effective as long as ZTO Express exists. WFOE may terminate this agreement at any time by giving a prior written notice to ZTO Express.

Under the above agreements, the shareholders of ZTO Express irrevocably granted WFOE the power to exercise all voting rights to which they were entitled. In addition, WFOE has the option to acquire all of the equity interests in ZTO Express, to the extent permitted by the then-effective PRC laws and regulations, for nominal consideration. Finally, WFOE is entitled to receive service fees for services provided to ZTO Express.

2. Summary of Significant Accounting Policies (Continued)

(b)           Principles of consolidation (continued)

Consolidation of Variable Interest Entity (Continued)

The Call Option Agreements and Voting Rights Proxy Agreements provide the Company with effective control over the VIE, while the Equity Interest Pledge Agreements secure the obligations of the shareholders of ZTO Express under the relevant agreements. Because the Company, through WFOE, has (i) the power to direct the activities of ZTO Express that most significantly affect the entity’s economic performance and (ii) the right to receive substantially all of the benefits from ZTO Express, the Company is deemed the primary beneficiary of ZTO Express. Accordingly, the Company consolidates the ZTO Express’s financial results of operations, assets and liabilities in the Company’s consolidated financial statements.

The Company believes that the contractual arrangements with the VIE are in compliance with the PRC law and are legally enforceable. However, the contractual arrangements are subject to risks and uncertainties, including:

●	revoking the business licenses and/or operating licenses of such entities;
●	discontinuing or placing restrictions or onerous conditions on the Company’s operation through any transactions between the Company’s PRC subsidiaries and consolidated affiliated entities;
●	imposing fines, confiscating the income from PRC subsidiaries or consolidated affiliated entities, or imposing other requirements with which such entities may not be able to comply;
●	requiring the Company to restructure its ownership structure or operations, including terminating the contractual arrangements with its variable interest entity and deregistering the equity pledges of its variable interest entity, which in turn would affect the Company’s ability to consolidate, derive economic interests from, or exert effective control over its variable interest entity, or
●	restricting or prohibiting the Company’s use of the proceeds from its securities offerings to finance its business and operations in China.

2. Summary of Significant Accounting Policies (Continued)

(b)           Principles of consolidation (continued)

Consolidation of Variable Interest Entity (Continued)

The amounts and balances of ZTO Express and its subsidiaries (the “VIE”) after the elimination of intercompany balances and transactions within the VIE are presented in the following table:

	As of December 31,
	2021	2022
	RMB	RMB
Assets
Current assets:
Cash and cash equivalents	930,942	2,752,475
Accounts receivable, net	671,277	621,395
Financing receivables, net	977,920	847,054
Short-term investment	320,000	270,345
Inventories	30,214	28,151
Advances to suppliers	55,013	51,550
Prepayments and other current assets	1,924,196	1,197,862
Amounts due from related parties (1)	440,190	6,580,240
Total current assets	5,349,752	12,349,072
Investments in equity investees	300,380	343,692
Property and equipment, net	5,866,534	5,916,022
Land use rights, net	1,194,308	1,217,531
Operating lease right-of-use assets	870,831	706,810
Goodwill	4,157,111	4,157,111
Deferred tax assets	650,709	436,558
Long-term investment	—	699,885
Long-term financing receivables, net	1,117,003	1,128,807
Other non-current assets	384,630	382,449
TOTAL ASSETS	19,891,258	27,337,937
Liabilities
Current liabilities:
Short-term bank borrowings	2,821,457	5,394,423
Accounts payable	1,556,649	1,607,764
Notes payable	129,920	—
Advances from customers	1,213,797	1,355,910
Income tax payable	—	165,973
Amounts due to related parties	14,434	39,770
Operating lease liabilities, current	238,973	216,799
Other current liabilities	2,555,280	4,908,777
Total current liabilities	8,530,510	13,689,416
Non-current operating lease liabilities	533,740	422,629
Deferred tax liabilities	112,543	92,344
TOTAL LIABILITIES	9,176,793	14,204,389
(1)	Included amounts due from other consolidated subsidiaries of RMB402,488 and RMB6,554,502 as of December 31, 2021 and 2022, respectively.

2. Summary of Significant Accounting Policies (Continued)

(b)           Principles of consolidation (continued)

Consolidation of Variable Interest Entity (Continued)

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Total revenue	23,734,103	29,721,135	31,981,790
Net income (1)	478,168	1,237,524	2,453,641
Net cash provided by (used in) operating activities (2)	(537,756)	976,290	805,413
Net cash used in investing activities	(647,170)	(877,285)	(1,521,688)
Net cash provided by financing activities	1,432,929	55,212	2,537,808
Net (decrease) increase in cash and cash equivalents	248,003	154,217	1,821,533
Cash and cash equivalents and restricted cash at beginning of year	528,722	776,725	930,942
Cash and cash equivalents and restricted cash at end of year	776,725	930,942	2,752,475
(1)	Included inter-company transportation fees, service fees and rental fees charged by other consolidated subsidiaries of RMB11,519,214, RMB14,967,293 and RMB14,587,084 for the years ended December 31, 2020, 2021 and 2022, respectively.

(2)	Included inter-company operating cash outflow of RMB11,646,387, RMB15,973,616 and RMB20,739,098 to other consolidated subsidiaries for the years ended December 31, 2020, 2021 and 2022, respectively.

After all eliminations of intercompany transactions with other consolidated subsidiaries, the VIE contributed 94.1%, 97.7% and 90.4% of the Company’s consolidated revenues for the years ended December 31, 2020, 2021 and 2022, respectively. As of December 31, 2021 and 2022, the VIE accounted for an aggregate of 31.0% and 26.5%, respectively, of the consolidated assets, and 66.3% and 59.1%, respectively, of the consolidated liabilities.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company to provide financial support to the VIE. However, if the VIE was ever to need financial support, the Company may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholders of the VIE or entrustment loans to the VIE.

The Company believes that there are no assets held in the consolidated VIE that can be used only to settle obligations of the VIE, except for paid-in capital, additional paid-in capital and statutory reserves. As the consolidated VIE is incorporated as a limited liability company under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIE.

Relevant PRC laws and regulations restrict the VIE from transferring a portion of their net assets, equivalent to the balance of its paid-in capital, additional paid-in capital and statutory reserves, to the Company in the form of loans and advances or cash dividends. Please refer to Note 22 for disclosure of restricted net assets.

2. Summary of Significant Accounting Policies (Continued)

(b)           Principles of consolidation (continued)

Non-consolidated Variable Interest Entity

Tonglu Tongze Logistics Ltd. and its subsidiaries (“Tonglu”), established in 2013, are transportation service companies providing line-haul transportation services to the Company. Tonglu is majority owned by the employees of the Company who are considered as related parties to the Company. The variable interests in Tonglu held by the Company are in the form of a waiver of management fees. The Company has concluded that it is not the primary beneficiary of Tonglu as it does not have the obligation to absorb losses of Tonglu or the right to receive benefits from Tonglu, that could potentially be significant to Tonglu.

Transactions and balances relating to the transportation services are disclosed in Note 17 (a) and (b). The Company has been gradually reducing its purchase of Tonglu’s services as it increases the use of self-owned trucks to enhance transportation efficiency.

(c)          Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results may differ from these estimates. The Company bases its estimates on historical experience and other relevant factors. Actual results may differ from those estimates.

(d)          Foreign currency translation

The Company’s reporting currency is Renminbi (“RMB”). The functional currency of the Company and subsidiaries incorporated outside the mainland China is the United States dollar (“US dollar” or “US$”) or Hong Kong dollar (“HKD”). The functional currency of all the other subsidiaries and the VIE is RMB.

Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded in the Consolidated Statements of Operations and Comprehensive Income. The financial statements of the Company are translated from the functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB at the average rates of exchange for the year. The resulting foreign currency translation adjustments are recorded in accumulated other comprehensive income as a component of shareholders’ equity.

(e)          Convenience translation

The Company’s business is primarily conducted in the PRC and almost all of the Company’s revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the then current exchange rates, solely for the convenience of the readers outside the PRC. Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive income and consolidated statements of cash flows from RMB into US dollars as of and for the year ended December 31, 2022 were calculated at the rate of US$1.00=RMB6.8972, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 30, 2022. No representation was made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2022, or at any other rate.

2. Summary of Significant Accounting Policies (Continued)

(f)          Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

(g)          Restricted cash

Restricted cash represents secured deposits held in designated bank accounts for issuance of bank acceptance notes, settlement of derivatives and commencement of construction.

(h)          Accounts receivable, net

Accounts receivable mainly consists of amount due from the Company’s customers, which is recorded net of allowance for credit losses.

(i)           Short-term and long-term investment

Short-term investment primarily comprises of interest rate swaps, dual currency notes/deposits (“DCN/DCD”), time deposits with maturities between three months and one year, and investments in wealth management products with variable interest rates. Long-term investment comprises of time deposits and investments in wealth management products with maturities more than one year.

DCN/DCD and interest rate swaps purchased by the Company to earn interest and manage foreign currency risks are structured products offered by financial institutions with original maturities less than one year and written foreign exchange options embedded.

The Company classifies its investments as held-to-maturity securities when the Company expects to receive all the principles and has the positive intent and ability to hold them to maturity. The Company records all other investments at fair value. The fair values of the investments are measured based on market-based redemption prices which are level 2 inputs provided by the selling banks. Changes in fair value of the investments are recorded as gain or loss from fair value changes of financial instruments in the consolidated statements of comprehensive income.

RMB904,000 and RMB900,000 of short-term and long-term investments were used as collaterals to issue bank acceptance draft as of December 31, 2021 and 2022, respectively.

2. Summary of Significant Accounting Policies (Continued)

(i)           Short-term and long-term investment (Continued)

The Company utilized a forward-looking CECL model to assess the credit loss of financial instruments measured at amortized cost. Based upon the Company’s assessment of various factors, including historical experience, credit quality of the related financial institutions, and other factors that may affect its ability to collect the short-term investment, the Company determined there were no credit losses for the years ended December 31, 2020, 2021 and 2022.

The Company recorded interest income from the held-to maturity investments of RMB329,812, RMB212,713 and RMB209,061 , and fair value changes from investments carried at fair value of RMB2,948 (loss), RMB40,076 (gain) and RMB 70,437 (gain) in the consolidated statements of comprehensive income for the years ended December 31, 2020, 2021, and 2022, respectively.

(j)           Foreign exchange options and forward contracts

The Company entered into certain foreign exchange options and forward contracts in 2021 and 2022 to protect against volatility of future cash flows caused by the changes in foreign exchange rates. The foreign exchange options and forward contracts are accounted for as derivatives and measured at fair value at each period end. The fair values of foreign exchange options and forward contracts are measured based on market-based redemption prices which are level 2 inputs provided by the bank that sells such foreign exchange options and forward contracts. The changes in fair value are recognized as gain or loss in the consolidated statements of comprehensive income.

Depending on the terms of the specific derivative instruments and market conditions, the Company’s derivative instruments may be reflected as assets or liabilities at any particular point in time and recorded within prepayments and other current assets or other current liabilities on the consolidated balance sheets.

The Company recorded a net gain of RMB12,833 and a net loss of RMB24,191 from fair value changes related to foreign exchange options and forward contracts in the consolidated statements of comprehensive income for the year ended December 31, 2021 and 2022, respectively.

(k)          Fair value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

2. Summary of Significant Accounting Policies (Continued)

(k)          Fair value (Continued)

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The short-term financial instruments, which consist of cash and cash equivalents, restricted cash, accounts receivable, financing receivable, time deposits and wealth management products recorded in short-term investments, amounts due from related parties, other current assets, accounts payable, amounts due to related parties, short-term bank borrowings, notes payable and other current liabilities, except for the derivative instruments measured at fair value and presented in the following table, are recorded at costs less credit loss allowance when applicable, which approximate their fair values due to the short-term nature of these financial instruments. The carrying values of non-current restricted cash, long-term financing receivables and long-term investment approximate their fair values as their interest rates are comparable to the prevailing interest rates in the market.

The Company measures at fair value its financial assets and liabilities by using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.

As of December 31, 2021 and 2022, wealth management products, DCN/DCD, interest rate swap and derivative instruments are measured and recorded at fair value initially and on a recurring basis in periods subsequent to their initial recognition and are as follows:

	As of December 31,
Significant Other Observable Inputs (Level 2)	2021	2022
	RMB	RMB
Short-term investments
DCN/DCD and interest rate swap	69,160	835,896
Wealth management products	—	4,077,716
Long-term investments
Wealth management products	—	1,653,276
Derivative assets recorded within prepayments and other current assets
Foreign exchange forward contracts	242	—
Derivative liabilities recorded within other current liabilities
Foreign exchange option contracts	—	31,155
Foreign exchange forward contracts	—	1,754

2. Summary of Significant Accounting Policies (Continued)

(k)          Fair value (Continued)

The Company measures an equity method investment at fair value on a nonrecurring basis when it is deemed to be impaired. The fair value of the investment is determined based on valuation techniques using the best information available, which may include future performance projections, discount rate and other assumptions that are significant to the measurements of fair value. An impairment charge to the investment is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.The impairment of equity method investments was nil, nil and RMB4,559 during the years ended December 31, 2020, 2021 and 2022, respectively.

The carrying values of the Company’s equity investments without readily determinable fair values are measured at cost, less any impairment, plus and minus changes resulting from observable price changes in orderly transactions for identical or similar investments. The Company recognized impairment losses of nil, nil and RMB21,769 related to equity investments without readily determinable fair values for the years ended December 31, 2020, 2021 and 2022, respectively (Note 8).

Certain non-financial assets are measured at fair value on a nonrecurring basis, including property, plant, and equipment, right-of-use assets, goodwill and intangible assets and they are recorded at fair value only when impairment is recognized by applying unobservable inputs such as forecasted financial performance, discount rate, and other significant assumptions to the discounted cash flow valuation methodology.

(l)           Financing receivables, net

The Company provides financial services to its network partners with credit terms generally ranging from three months to three years. The balances reported in the consolidated balance sheets were at the outstanding principal amount less allowance of credit losses. The accrued interest receivables are also included in financing receivables as of the balance sheet date. The Company developed a forward looking CECL model based on the conditions of collaterals and guarantees for financing receivables, historical experiences, credit quality of the borrowers, current economic conditions and the borrowers’ operating results, forecasts of future economic conditions, and other factors that may affect its ability to collect from the borrowers. RMB 26,177 and RMB 58,768 of allowance of credit losses relating to short-term financing receivables, and RMB 37,416 and RMB 40,340 relating to long-term financing receivables were recorded as of December 31, 2021 and 2022, respectively. The expected credit loss recognized for financing receivables was RMB20,635, RMB19,703 and RMB35,515 for the years ended December 31, 2020, 2021 and 2022, respectively. Interest income generated from the financing receivables was recorded as revenue in the amounts of RMB125,963, RMB183,709, and RMB168,395 for the years ended December 31, 2020, 2021 and 2022, respectively.

(m)         Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Lesser of lease term or estimated useful life of 3 years
Furniture, office and electric equipment	3 to 5 years
Machinery and equipment	10 years
Vehicles	5-10 years
Buildings	20 years

2. Summary of Significant Accounting Policies (Continued)

(n)         Intangible assets

Intangible assets include customer relationship acquired in a business combination which are recognized initially at fair value at the date of acquisition and are carried at cost less accumulated amortization. Amortization of customer relationship is computed using the straight-line method over 10 years. The useful life of customer relationship was estimated to be 10 years based on the nature of the customer base and average attrition rate.

(o)         Investments in equity investees

Investments in equity investees of the Company are comprised of investments in privately-held companies. The Company uses the equity method to account for an equity investment over which it has significant influence but does not own a majority equity interest or otherwise control. The Company records equity method adjustments in share of profits and losses. Equity method adjustments include the Company’s proportionate share of investee income or loss, impairments, and other adjustments required by the equity method. Dividends received are recorded as a reduction of carrying amount of the investment. Cumulative distributions that do not exceed the Company’s cumulative equity in earnings of the investee are considered as a return on investment and classified as cash inflows from operating activities. Cumulative distributions in excess of the Company’s cumulative equity in the investee’s earnings are considered as a return of investment and classified as cash inflows from investing activities. The Company continually reviews equity method investments to determine whether a decline in fair value to below the carrying value is other-than-temporary. The primary factors the Company considers in determination are the duration and severity of the decline in fair value; the financial condition, operating performance and the prospects of the equity investee; and other company specific information such as recent rounds of financing. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investment is written down to fair value.

The Company’s equity investments without readily determinable fair values, which do not qualify for net asset value (“NAV”) practical expedient and over which the Company does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative in accordance with Accounting Standards Update (“ASU”) 2016-01 “Recognition and Measurement of Financial Assets and Liabilities” (the “Measurement Alternative”). Under the Measurement Alternative, the carrying value is measured at cost, less any impairment, plus and minus changes resulting from observable price changes in orderly transactions for identical or similar investments.

(p)          Impairment of long-lived assets

The Company evaluates the recoverability of long-lived assets with determinable useful lives whenever events or changes in circumstances indicate that an asset’s carrying amount may not be recoverable. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques and significant assumptions such as future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and may differ from actual results. No impairment charge was recognized for the years ended December 31, 2020, 2021 and 2022.

2. Summary of Significant Accounting Policies (Continued)

(q)         Goodwill

Goodwill is recognized for the excess of the purchase price over the fair value of net assets of business acquired. Several factors give rise to goodwill in the Company’s acquisitions, such as the expected benefit from synergies of the combination and the existing workforce of the acquired businesses. Unless circumstances otherwise indicate, goodwill is reviewed annually at December 31 for impairment. In evaluation of goodwill impairment, the Company performs a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Based on the qualitative assessment, if it is more likely than not that the fair value is less than the carrying amount, the Company performs a quantitative assessment to identify goodwill impairment and measure the amount of a goodwill impairment loss to be recognized. The impairment test is performed as of year-end or if events or circumstances changes indicate that it is more likely than not that goodwill is impaired .

The Company had two reporting units, the express delivery business and the freight forwarding business, for purposes of allocating and testing goodwill for the years ended December 31, 2020, 2021 and 2022. The Company conducted qualitative assessment to determine whether it is necessary to perform a quantitative goodwill impairment test. In assessing the qualitative factors, the Company considered the impact of key factors such as changes in the general economic conditions including the impact of COVID-19, changes in industry and competitive environment, stock price, actual revenue performance compared to previous years, and cash flow projection. Based on the results of the qualitative assessment completed as of December 31, 2020, 2021 and 2022,the Company determined it was not more likely than not that the fair value of each reporting unit was less than its carrying amount. Therefore, no quantitative assessment was performed and no impairment charge was recognized for the years ended December 31, 2020, 2021 and 2022.

(r)          Share-based compensation

The Company grants share options, ordinary share units and restricted share units to eligible employees, management and directors and accounts for these share-based awards in accordance with ASC 718 Compensation—Stock Compensation.

Employees’ share-based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required; or b) over the requisite service period, which is the vesting period, net of forfeitures. The Company elects to recognize forfeitures when they occur. When there is a modification of the terms and conditions of an award, the Company measures the pre-modification and post-modification fair value of the share-based awards as of the modification date and recognizes the incremental value and the remaining unrecognized compensation expenses as compensation cost over the remaining service period. The fair values of share option, ordinary share units and restricted share units are determined based on the closing market price of the underlying shares on the grant date.

2. Summary of Significant Accounting Policies (Continued)

(s)          Treasury shares

Treasury shares represent ordinary shares repurchased by the Company that are no longer outstanding and are held by the Company. The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired stock is recorded as treasury stock. When treasury stock is retired, treasury stock is reduced by the cost of such stock on the first-in, first-out basis and an excess of repurchase price over par or stated value is allocated between additional paid-in capital and retained earnings.

(t)           Revenue recognition

The Company derives revenues from its express delivery services primarily provided to its network partners, including parcel sorting and line-haul transportation, as well as direct express delivery services provided to certain enterprise customers, including vertical e-commerce and traditional merchants, on a much smaller scale, in connection with the delivery of their products to end consumers. The Company also provides freight forwarding services to its customers. Revenues generated from express delivery services and freight forwarding services are recognized over time as the Company performs the services.

Revenues also include sales of accessories, such as portable barcode readers and ZTO-branded packing supplies and apparels. Revenues are recognized when control of the product is transferred to the customer and in an amount the Company expects to earn in exchange for the product.

Disaggregation of revenue

	Year Ended December 31,
	2020		2021		2022
	RMB	%	RMB	%	RMB	US$	%

Express delivery services	21,900,201	86.9	27,450,922	90.3	32,575,698	4,723,032	92.1
Freight forwarding services	1,862,689	7.4	1,529,601	5.0	1,212,677	175,822	3.4
Sale of accessories	1,133,712	4.5	1,231,283	4.0	1,384,674	200,759	3.9
Others	317,688	1.2	194,033	0.7	203,947	29,569	0.6
Total revenues	25,214,290	100.0	30,405,839	100.0	35,376,996	5,129,182	100

Performance obligations

A performance obligation is a promise in a contract to transfer a distinct good or service to the customer, and is the basis of revenue recognition in accordance with U.S. GAAP. The customer generally contracts with the Company for distinct services. Substantially all of the Company’s service contracts include only one performance obligation, the express delivery or freight forwarding services.

Satisfaction of performance obligations

The Company generally recognizes revenue over time as the Company performs the services stipulated in the contract because of the continuous transfer of control to the customer. The customers receive the benefit of the services as the goods are transported from one location to another. That is, if the Company was unable to complete the delivery, the service that was already performed by the Company would not need to be reperformed. As such, revenue is recognized based on the extent of progress towards completion of the performance obligation. It normally takes one to seven days for the Company to complete the performance obligation.

2. Summary of Significant Accounting Policies (Continued)

(t)            Revenue recognition (Continued)

Variable consideration

The Company provides customers with certain volume-based incentives in relation to express delivery services, which represent variable considerations and are recorded as reductions to the related revenue. The Company estimates the variable considerations in the most likely amounts it expects to earn. As the incentives are generally determined on a monthly basis, the uncertainty in estimating the variable considerations to be recorded is very limited.

Principal vs. agent considerations

In its express delivery services provided to pickup outlets, the Company utilizes delivery outlets operated by its network partners to perform the dispatching services. The Company only fulfills parcel sorting and line-haul transportation services. U.S. GAAP requires the Company to use a control-model approach to evaluate whether the Company performs services directly to the customers (as a principal) or arranges for services to be provided by another party (as an agent). Based on an evaluation of the control model, the Company has determined that it acts as a principal in providing sorting and line haul transportation services to the pickup outlets as the Company is primarily responsible for the delivery of parcels between sorting hubs and has the ability to control the related services. The Company acts as an agent for dispatching services as it arranges for such services to be provided by the delivery outlets. Therefore, the revenue is recorded net of the dispatching fees paid to the delivery outlets.

The Company also provides express delivery services to certain enterprise customers. According to the contracts with the enterprise customers, the Company is primarily responsible for and has control over the entire delivery process including the dispatching services. Therefore, the Company has determined that it acts as a principal for all the express delivery services provided to enterprise customers and accordingly, has recorded revenue on a gross basis, including the dispatching fees paid to the delivery outlets.

Contract assets and liabilities

Contract assets include billed and unbilled receivables resulting from in-transit parcels, which were recorded in accounts receivable and not material as of December 31, 2021 and 2022.

Contract liabilities consist of advance payments, which were recorded in advances from customers and not material as of December 31, 2021 and 2022.

Practical expedients and exemptions

The Company elects not to disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less (ii) contracts for which the Company recognizes revenues at the amount which it has the right to invoice for services performed and (iii) contracts with variable consideration related to wholly unsatisfied performance obligations.

(u)         Cost of revenues

Cost of revenues mainly consists of the following:

●	line-haul transportation costs, including payments to outsourced transportation companies, as well as costs associated with the Company’s own transportation infrastructure, including labor costs of truck drivers, depreciation of self-owned trucks, airfare cost, fuel cost, and road toll,

2. Summary of Significant Accounting Policies (Continued)

(u)          Cost of revenues (Continued)

●	operating costs for the ZTO delivery IT platform,
●	cost of hub operations, such as operators’ labor costs and depreciation and lease costs,
●	cost of accessories including portable barcode readers, thermal papers and packaging materials, and
●	cost of freight forwarding services, including cost of line-haul transportation and cargo handling costs.

(v)          Income taxes

The Company accounts for income taxes using the asset and liability method. Under this method, deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating losses are carried forward by applying enacted statutory tax rates applicable to future years when the reported amounts of the asset or liability are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities, based on the technical merits of the position.

(w)         Comprehensive income

Comprehensive income is defined to include all changes in equity from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. For the years presented, the Company’s comprehensive income includes net income and foreign currency translation adjustments and is presented in the consolidated statements of comprehensive income.

(x)          Leased assets

As a lessee

The Company leases office space, sorting hubs and warehouse facilities in different cities in the PRC under operating leases.

Under ASU No. 2016-02 “Leases” (ASC 842), the Company determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use (“ROU”) assets on its consolidated balance sheets at the lease commencement. The Company measures the operating lease liabilities at the commencement date based on the present value of remaining lease payments over the lease term, which was computed using the Company’s incremental borrowing rate, an estimated rate the Company would be required to pay for a collateralized borrowing equal to the total lease payments over the lease term. The Company measures the operating lease ROU assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Company begins recognizing operating lease expense based on lease payments on a straight-line basis over the lease term when the lessor makes the underlying asset available to the Company. After considering the factors that create an economic incentive, the Company does not include renewal option periods in the lease term for which it is not reasonably certain to exercise. The carrying amount of lease liabilities is remeasured if there is a modification, e.g. a change in the lease term or a change in the in-substance fixed lease payments.

The Company determines its land use right agreements contain operating leases of land under ASC 842. However, this determination does not result in any changes to the accounting for land use rights as the cost for land use rights are fully prepaid and no liabilities would be recorded.

2. Summary of Significant Accounting Policies (Continued)

(x)          Leased assets (continued)

As a lessor

The Company’s lessor arrangements include operating leases of land and buildings to its network partners. The Company recognizes the underlying assets and records the lease payments as income over the lease term on a straight-line basis.

(y)         Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, financing receivables, short-term investment, advances to suppliers, long-term investment and long-term financing receivables. The Company places its cash and cash equivalents, short-term investment and long-term investment with reputable financial institutions. Accounts receivable primarily comprise amounts receivable from enterprise customers. Financing receivables primarily comprise financing receivables from network partners. The Company performs on-going credit evaluations of the financial condition of its counter parties and establishes an allowance for credit losses estimated based on factors surrounding the credit risk of specific entities and other relevant information. The allowance amounts were immaterial for all the periods presented.

(z)          Earnings per share

Basic earnings per share are computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the years.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares, which consist of the ordinary shares issuable upon the conversion of the convertible senior notes (using the if-converted method). Ordinary share equivalents are excluded from the computation of diluted earnings per ordinary share if their effects would be anti-dilutive.

On October 27, 2016, the Company’s shareholders voted in favor of a proposal to adopt a dual-class share structure, pursuant to which the Company’s authorized share capital were reclassified and redesignated into Class A ordinary shares and Class B ordinary shares. Both Class A ordinary shares and Class B ordinary shares are entitled to the same dividend right, as such, this dual class share structure has no impact to the earnings per share calculation. Basic earnings per share and diluted earnings per share are the same for each Class A ordinary shares and Class B ordinary shares.

(aa)       Recently Issued Accounting Pronouncement

In March 2022, the FASB issued ASU 2022-02, Troubled Debt Restructurings (“TDRs”) and Vintage Disclosures (Topic 326): Financial Instruments – Credit Losses. This amended guidance will eliminate the accounting designation of a loan modification as a TDR, including eliminating the measurement guidance for TDRs. The amendments also enhance existing disclosure requirements and introduce new requirements related to modifications of receivables made to borrowers experiencing financial difficulty. Additionally, this guidance requires entities to disclose gross write-offs by year of origination for financing receivables, such as loans and interest receivable. The ASU is effective January 1, 2023, and is required to be applied prospectively, except for the recognition and measurement of TDRs which can be applied on a modified retrospective basis. The Company does not expect the adoption of this ASU to have a material impact on the consolidated financial statements and related disclosures.